Restricted Stock Units (Notes)	6 Months Ended
Jun. 30, 2014
Restricted Stock Units [Abstract]
RESTRICTED STOCK UNITS
RESTRICTED STOCK UNITS

On January 6, 2014, the Board of Directors granted a total of 55,111 RSUs pursuant to the 2010 Equity plan to members of the Board and the two management companies. These RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

In February 2014, the Company issued 49,489 commons shares and paid $464,629 in settlement of the first, second and third tranches of RSUs granted in January 2013, December 2011 and December 2010, respectively.

Total RSUs outstanding at June 30, 2014 is 149,160. As of December 31, 2013, total RSUs outstanding were 176,316.